Investments - Other Investments (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 14, 2020	Jul. 26, 2016	Jan. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				$ 67.9	$ 67.1
Investment in the period				0.5	1.1
Unrealized gain/(loss) for the period				(0.7)	(0.3)
Equity method investment, realized gain (loss) on disposal				10.4
Proceeds from Sale of Equity Method Investments				(77.2)
Closing value of investment, ending balance				0.9	67.9	$ 67.1
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				0.4	0.5
Investment in the period			$ 0.8	0.0	0.0	0.2	$ 0.1
Unrealized gain/(loss) for the period				(0.4)	(0.1)
Equity method investment, realized gain (loss) on disposal				0.0
Proceeds from Sale of Equity Method Investments				0.0
Closing value of investment, ending balance				0.0	0.4	0.5
Bene
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				4.3	3.2
Investment in the period		$ 3.3
Equity method investment, cash payment				0.0	1.1	1.2
Unrealized gain/(loss) for the period				0.0	0.0
Equity method investment, realized gain (loss) on disposal				1.8
Proceeds from Sale of Equity Method Investments				(6.1)
Closing value of investment, ending balance				0.0	4.3	3.2
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				0.7	0.9
Investment in the period				0.0	0.0
Unrealized gain/(loss) for the period				(0.3)	(0.2)
Equity method investment, realized gain (loss) on disposal				0.0
Proceeds from Sale of Equity Method Investments				0.0
Closing value of investment, ending balance				0.4	0.7	0.9
Crop Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				62.5	62.5
Investment in the period				0.0	0.0
Unrealized gain/(loss) for the period				0.0	0.0
Equity method investment, realized gain (loss) on disposal	$ 71.1			8.6
Proceeds from Sale of Equity Method Investments				(71.1)
Closing value of investment, ending balance				0.0	62.5	62.5
Multi-Line Insurer
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				0.0	0.0
Investment in the period				0.5	0.0
Unrealized gain/(loss) for the period				0.0	0.0
Equity method investment, realized gain (loss) on disposal				0.0
Proceeds from Sale of Equity Method Investments				0.0
Closing value of investment, ending balance				$ 0.5	$ 0.0	$ 0.0